Debt - Additional Information (Detail)	1 Months Ended			12 Months Ended			12 Months Ended		1 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended							12 Months Ended							12 Months Ended		1 Months Ended		1 Months Ended													12 Months Ended		1 Months Ended					1 Months Ended			12 Months Ended	1 Months Ended				1 Months Ended			1 Months Ended			1 Months Ended
	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Nov. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 USD ($)	Nov. 02, 2012 USD ($)	Dec. 31, 2013 Bridge Loan USD ($)	Dec. 31, 2013 Four Year Credit Facility USD ($)	Jun. 30, 2013 Verizon Communications Notes USD ($)	Apr. 30, 2013 Verizon Communications Notes USD ($)	Dec. 31, 2012 Verizon Communications Notes USD ($)	Dec. 31, 2013 Fixed and Floating Rate Notes Issued Related to Wireless Transaction Verizon Wireless USD ($)	Sep. 30, 2013 Fixed and Floating Rate Notes Issued Related to Wireless Transaction Verizon Wireless USD ($)	Sep. 30, 2013 Floating Rate Notes Due 2016 Verizon Wireless USD ($)	Dec. 31, 2013 Floating Rate Notes Due 2016 Verizon Wireless	Sep. 30, 2013 Floating Rate Notes Due 2018 Verizon Wireless USD ($)	Dec. 31, 2013 Floating Rate Notes Due 2018 Verizon Wireless	Sep. 30, 2013 Notes Due 2016 Verizon Wireless USD ($)	Sep. 30, 2013 Notes Due 2018 Verizon Wireless USD ($)	Sep. 30, 2013 Notes Due 2020 Verizon Wireless USD ($)	Sep. 30, 2013 Notes Due 2023 Verizon Wireless USD ($)	Sep. 30, 2013 Notes Due 2033 Verizon Wireless USD ($)	Sep. 30, 2013 Notes Due 2043 Verizon Wireless USD ($)	Dec. 31, 2013 Fixed Rate Vendor Financing Facility USD ($)	Dec. 31, 2012 Fixed Rate Vendor Financing Facility USD ($)	Dec. 31, 2013 Reduction in Debt Borrowing Capacity Bridge Loan USD ($)	Nov. 30, 2012 Notes Due Two Thousand And Fifteen USD ($)	Nov. 30, 2012 Notes Due Twenty Seventeen USD ($)	Nov. 30, 2012 Notes Due Twenty Twenty Two USD ($)	Nov. 30, 2012 Notes Due Twenty Forty Two USD ($)	Dec. 31, 2012 Notes 8.75 Percent USD ($)	Nov. 30, 2012 Notes 8.75 Percent	Nov. 30, 2012 Notes 4.35% USD ($)	Dec. 31, 2012 Notes 4.35%	Nov. 30, 2013 7.375% Verizon Wireless Note USD ($)	Nov. 30, 2013 6.50% Verizon Wireless Note USD ($)	Nov. 30, 2013 5.55% Notes due 2014 USD ($)	Feb. 29, 2012 5.25% Verizon Wireless Note USD ($)	Jul. 31, 2012 7.0% Verizon Wireless Note USD ($)	Dec. 31, 2013 Verizon New York Inc Debentures USD ($)	Nov. 30, 2013 Verizon New York Inc Debentures USD ($)	Jun. 30, 2013 Verizon New York Inc Debentures USD ($)	May 31, 2013 Verizon New York Inc Debentures USD ($)	Jun. 30, 2013 Verizon Maryland LLC Debentures USD ($)	Oct. 30, 2013 October 31, 2013 Verizon New England Inc. Debentures USD ($)	Dec. 31, 2013 Verizon Delaware LLC Debentures USD ($)	Jan. 31, 2012 Verizon New Jersey Inc. Debentures USD ($)	Dec. 31, 2012 Verizon Virginia LLC Debentures, Series A USD ($)	Dec. 31, 2012 Other Telephone and Subsidiary Debentures USD ($)	Nov. 30, 2013 November 30, 2012 Verizon Communications Notes due 2039 USD ($)	Dec. 31, 2012 December 31, 2012 Verizon Communications Notes due 2018 USD ($)	Dec. 31, 2013 Guarantee Of Debentures And First Mortgage Bonds Of Operating Telephone Company Subsidiaries USD ($)	Dec. 31, 2013 Guarantee of Debt Obligations of GTE Corporation USD ($)	Oct. 24, 2013 Term Loan Agreement USD ($)	Oct. 24, 2013 Term Loan Agreement Maximum	Oct. 24, 2013 Term Loan Agreement Maturity 3 Years	Oct. 24, 2013 Term Loan Agreement Maturity 5 Years	Dec. 31, 2013 Verizon Notes	Feb. 27, 2014 Subsequent Event USD ($)	Feb. 27, 2014 Subsequent Event 2.375% Notes due 2022 EUR (€)	Feb. 27, 2014 Subsequent Event 3.25% Notes due 2026 EUR (€)	Feb. 27, 2014 Subsequent Event 4.75% Notes due 2034 GBP (£)	Feb. 27, 2014 Subsequent Event Notes Due Twenty Fifty Four USD ($)	Feb. 21, 2014 Subsequent Event Verizon Notes USD ($)	Feb. 21, 2014 Subsequent Event Verizon Notes Verizon Wireless USD ($)	Feb. 21, 2014 Subsequent Event Verizon Notes due February 21, 2022 Verizon Wireless USD ($)	Feb. 21, 2014 Subsequent Event Verizon Notes due February 21, 2025 Verizon Wireless USD ($)	Oct. 24, 2013 364-Day Revolving Credit Agreement USD ($)	Oct. 24, 2013 364-Day Revolving Credit Agreement Maximum
Debt Instrument [Line Items]
Weighted average interest rate of commercial paper		0.40%		0.40%	0.20%
Borrowing capacity of term loan agreement								$ 6,200,000,000																																														$ 6,600,000,000
Credit facility, maturity date								Aug. 12, 2017
Amount of unused borrowing capacity on four-year credit facility								6,100,000,000
Amount of borrowing under revolving credit agreement																																																																				2,000,000,000
Leverage ratio																																																							350.00%														350.00%
Aggregate principal amount	500,000,000		4,500,000,000			1,250,000,000							49,000,000,000	2,250,000,000		1,750,000,000		4,250,000,000	4,750,000,000	4,000,000,000	11,000,000,000	6,000,000,000	15,000,000,000				1,000,000,000	500,000,000	1,750,000,000	1,250,000,000																				1,250,000,000	2,000,000,000									1,750,000,000	1,250,000,000	850,000,000	500,000,000	5,000,000,000	5,000,000,000	2,500,000,000	2,500,000,000
Debt instrument maturity date	2015		2039								February 2013			2016		2018		2016	2018	2020	2023	2033	2043				2015	2017	2022	2042	November 2018			February 2013						December 2033	November 2023			May 2023		December 2023		March 2013		2039	2018									2022	2026	2034	2054
Cash proceeds from issuance of debt, net of discounts and issuance costs	500,000,000		4,470,000,000									48,700,000,000																																															5,400,000,000				500,000,000
Amount of notes repaid			900,000,000						500,000,000	1,250,000,000	750,000,000																				700,000,000		750,000,000		1,250,000,000	200,000,000	3,500,000,000	800,000,000	800,000,000	200,000,000	300,000,000	100,000,000	100,000,000	250,000,000	300,000,000	20,000,000	1,000,000,000	1,000,000,000	200,000,000	900,000,000	700,000,000
Stated interest rate on debt instrument						8.95%			4.375%	5.25%	4.35%							2.50%	3.65%	4.50%	5.15%	6.40%	6.55%				0.70%	1.10%	2.45%	3.85%		8.75%	4.35%		7.375%	6.50%	5.55%	5.25%	7.00%	7.00%	6.70%	7.00%	7.00%	7.15%	4.75%	7.00%	5.875%	4.625%		8.95%	8.75%									2.375%	3.25%	4.75%	5.90%
Debt instrument, marginal rate														1.53%		1.75%																																																		1.222%	1.372%
Debt instrument, description of variable rate basis															LIBOR plus 1.53%		LIBOR plus 1.75%																																																	Three-month LIBOR, plus 1.222%	Three-month LIBOR, plus 1.372%
Interest expense on debt related to the Wireless Transaction												700,000,000
Fixed rate vendor financing facility																								200,000,000	200,000,000
Quarterly interest payment start date																																																																	May 21, 2014
Debt instrument maturity date																																					Feb. 01, 2014																													Feb. 21, 2022	Feb. 21, 2025
Debt instrument maturity period																																																								3 years	5 years
Amount of borrowing capacity under bridge credit agreement							61,000,000,000																			12,000,000,000
Related fees for termination of bridge credit agreement							200,000,000
Redemption price of notes percentage			186.50%	100.70%																											140.20%									100.00%	100.00%			100.00%		100.00%		101.10%
Borrowings under the credit facility		350,000,000		350,000,000
Redemption price of notes percentage																																					101.00%																					100.00%
Debt redemption costs		300,000,000																																																800,000,000
Other Cost		300,000,000		276,000,000
Principal amount outstanding in connection with the guarantee of debt obligations		$ 51,987,000,000		$ 51,987,000,000	$ 93,591,000,000																																															$ 3,100,000,000	$ 1,700,000,000